OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING LEASES
Operating lease costs	$ 894	$ 664
Short term lease costs	52	246
Cash paid amounts included in measurement of operating lease liabilities	$ 905	$ 678
Weighted average remaining lease term	2 years 1 month 6 days
Weighted average discount rate	3.24%
Minimum
OPERATING LEASES
Operating lease remaining lease term	9 months 29 days
Maximum
OPERATING LEASES
Operating lease remaining lease term	2 years 2 months 23 days